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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

     Pre- Effective Amendment No.                                          [ ]

     Post-Effective Amendment No. 94                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940                                                               [X]

     Amendment No. 77                                                      [X]

                        (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:

It is proposed that this filing will become effective (check appropriate box):
     [ ] immediately  upon filing  pursuant to paragraph (b)of Rule 485
     [x] on June 6, 2000 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing  pursuant to paragraph (a)(1)of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing  pursuant to paragraph (a)(2)of Rule 485
     [ ] on(date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 94 to Janus Investment Fund's (the "Trust") Registration Statement on Form N-1A is being filed to correct a technical defect in Post-Effective Amendment No. 91 under the Investment Company Act of 1940 (the "1940 Act") and Amendment No. 74 under the Securities Act of 1933 (the "1933 Act") and in Post-Effective Amendment No. 93 under the 1940 Act and Amendment No. 76 under the 1933 Act, respectively, to the Trust's Registration Statement (the "Amendment"). The Amendment incorporates by reference:

-- All of the prospectuses and statements of additional information, Part C, and all exhibits contained in Post- Effective Amendment No. 90 under the 1940 Act and Amendment No. 73 under the 1933 Act to the Trust's Registration
   Statement filed on January 31, 2000;
-- The entire contents of Post-Effective Amendment No. 91 under the 1940 Act and
   Amendment No. 74 under the 1933 Act to the Trust's Registration Statement filed on March 16, 2000;
-- The prospectus and statement of additional information, Part C, and all exhibits contained in Post-Effective Amendment No. 92 under the 1940 Act and Amendment No. 75 under the 1933 Act filed on March 17, 2000; and
-- The entire contents of Post-Effective Amendment No. 93 under the 1940 Act and
   Amendment No. 76 under the 1933 Act filed on April 7, 2000.

This Amendment is not intended to otherwise affect Post-Effective Amendment No. 93 under the 1940 Act and Amendment No. 76 under the 1933 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 16th day of March, 2000.

                                                JANUS INVESTMENT FUND

                                                By:  /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under an Agreement and Declaration of Trust dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                                       Date

/s/ Thomas H. Bailey         President                           March 16, 2000
Thomas H. Bailey             (Principal Executive
                             Officer)and Trustee

/s/ Steven R. Goodbarn       Vice President and                  March 16, 2000
Steven R. Goodbarn           Chief Financial Officer
                             (Principal Financial
                             Officer)

/s/ Glenn P. O'Flaherty      Treasurer and Chief                 March 16, 2000
Glenn P. O'Flaherty          Accounting Officer
                             (Principal Accounting
                             Officer)

/s/ James P. Craig, III      Trustee                             March 16, 2000
James P. Craig, III

Gary O. Loo*                 Trustee                             March 16, 2000
Gary O. Loo

Dennis B. Mullen*            Trustee                             March 16, 2000
Dennis B. Mullen

James T. Rothe*              Trustee                             March 16, 2000
James T. Rothe

William D. Stewart*          Trustee                             March 16, 2000
William D. Stewart

Martin H. Waldinger*         Trustee                             March 16, 2000
Martin H. Waldinger



/s/ Steven R. Goodbarn
*By      Steven R. Goodbarn
         Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 7th day of April, 2000.

                                                JANUS INVESTMENT FUND

                                                By:  /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under an Agreement and Declaration of Trust dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                                       Date

/s/ Thomas H. Bailey         President                           April 7, 2000
Thomas H. Bailey             (Principal Executive
                             Officer) and Trustee

/s/ Steven R. Goodbarn       Vice President and                  April 7, 2000
Steven R. Goodbarn           Chief Financial Officer
                             (Principal Financial
                             Officer)

/s/ Glenn P. O'Flaherty      Treasurer and Chief                 April 7, 2000
Glenn P. O'Flaherty          Accounting Officer
                             (Principal Accounting
                             Officer)

/s/ James P. Craig, III      Trustee                             April 7, 2000
James P. Craig, III

Gary O. Loo*                 Trustee                             April 7, 2000
Gary O. Loo

Dennis B. Mullen*            Trustee                             April 7, 2000
Dennis B. Mullen

James T. Rothe*              Trustee                             April 7, 2000
James T. Rothe

William D. Stewart*          Trustee                             April 7, 2000
William D. Stewart

Martin H. Waldinger*         Trustee                             April 7, 2000
Martin H. Waldinger



/s/ Steven R. Goodbarn
*By      Steven R. Goodbarn
         Attorney-in-Fact

                             Janus High-Yield Fund
                  Supplement Dated June 6, 2000 to Prospectus
                             Dated January 31, 2000

THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS DATED JANUARY 31, 2000. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

I. THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE SECTION "FEES AND EXPENSES":

SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares. However, if you sell shares of Janus High-Yield Fund you have held for 90 days or less from their date of purchase, you may pay a redemption fee.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Charges                                                              None
Redemption Fee on shares of Janus High-Yield Fund held
  90 days or less (as a % of amount redeemed)*                            1.00%

* The redemption fee may be waived in certain circumstances, as described in the Shareholder's Manual.

II. THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE SECTION "EXCHANGE POLICIES" IN THE SHAREHOLDER'S MANUAL:

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds do not permit excessive trading or market timing. Excessive purchases, redemptions, or exchanges of Fund shares disrupt portfolio management and drive expenses higher. An exchange is treated as a redemption of shares from one fund and a purchase into another fund. An exchange from Janus High-Yield Fund of shares held 90 days or less may be subject to the Fund's 1.00% redemption fee. This fee is paid to the Fund rather than Janus Capital, and is designed to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term trading. If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to any shares purchased through: (1) certain qualified plans; (2) certain broker wrap fee programs; and (3) reinvested distributions (dividends and capital gains). Janus Capital reserves the right to waive the redemption fee in other circumstances in its discretion.

III. THE FOLLOWING INFORMATION SHOULD BE ADDED BEFORE THE THIRD PARAGRAPH IN THE SECTION "PAYMENT OF REDEMPTION PROCEEDS" IN THE SHAREHOLDER'S MANUAL:

As discussed under "Exchange Policies," Janus High-Yield Fund will deduct a redemption fee of 1.00% from your redemption proceeds if you sell shares you have held 90 days or less. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the redemption fee, if applicable.

IV. THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH

IN THE SECTION "PRICING OF FUND SHARES" IN THE SHAREHOLDER'S MANUAL:

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the appropriate Fund (or the Fund's agent or authorized designee), minus any applicable redemption fee.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 9th day of May, 2000.

                                                JANUS INVESTMENT FUND

                                                By:  /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under an Agreement and Declaration of Trust dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                                       Date

/s/ Thomas H. Bailey         President                           May 9, 2000
Thomas H. Bailey             (Principal Executive
                             Officer) and Trustee

/s/ Steven R. Goodbarn       Vice President and                  May 9, 2000
Steven R. Goodbarn           Chief Financial Officer
                             (Principal Financial
                             Officer)

/s/ Glenn P. O'Flaherty      Treasurer and Chief                 May 9, 2000
Glenn P. O'Flaherty          Accounting Officer
                             (Principal Accounting
                             Officer)

/s/ James P. Craig, III      Trustee                             May 9, 2000
James P. Craig, III

Gary O. Loo*                 Trustee                             May 9, 2000
Gary O. Loo

Dennis B. Mullen*            Trustee                             May 9, 2000
Dennis B. Mullen

James T. Rothe*              Trustee                             May 9, 2000
James T. Rothe

William D. Stewart*          Trustee                             May 9, 2000
William D. Stewart

Martin H. Waldinger*         Trustee                             May 9, 2000
Martin H. Waldinger



/s/ Steven R. Goodbarn
*By      Steven R. Goodbarn
         Attorney-in-Fact